Operating Lease Right-of-Use Assets, Net (Details)							6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 07, 2021 USD ($) m²	Jul. 07, 2021 CNY (¥) m²	Dec. 01, 2016 USD ($)	Dec. 01, 2016 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Lease Right of Use Assets, Net [Line Items]
Acers (in Square Meters) | m²			74	74
Obtain right of use amount			$ 2,319,791	¥ 15,000,000
Paid installment	$ 2,319,791	¥ 15,000,000
Warehouse					$ 7,199.38
Square meters					$ 2,127,121	¥ 14,814,544
Lease contract period							9 years
Operating lease right-of-use assets							$ 304,163	$ 430,914
Interest lease liability							$ 34,683
Maximum [Member] | Shou Hill Valley Area and Villas [Member]
Operating Lease Right of Use Assets, Net [Line Items]
Number of operating leases right-of-use assets							20 years
Maximum [Member] | Base Station Tower [Member]
Operating Lease Right of Use Assets, Net [Line Items]
Number of operating leases right-of-use assets							10 years
Minimum [Member] | Shou Hill Valley Area and Villas [Member]
Operating Lease Right of Use Assets, Net [Line Items]
Number of operating leases right-of-use assets							12 years 6 months